Fair Value Measurements (Details 1) $ in Millions	Sep. 30, 2015 stock	Dec. 31, 2014 USD ($) stock	Dec. 31, 2013 USD ($) stock	Dec. 31, 2012 USD ($) stock
Perpetual preferred stocks [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of stocks transferred from Level 2 to Level 1 | stock		1	0	0
Fair value of assets transferred from Level 2 to Level 1 | $		$ 4	$ 0	$ 0
Number of stocks transferred from Level 1 to Level 2 | stock		3	0	1
Fair value of assets transferred from Level 1 to Level 2 | $		$ 14	$ 0	$ 3
Common stocks [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of stocks transferred from Level 2 to Level 1 | stock	1	0	2	0
Fair value of assets transferred from Level 2 to Level 1 | $		$ 0	$ 18	$ 0
Number of stocks transferred from Level 1 to Level 2 | stock	1	1	0	0
Fair value of assets transferred from Level 1 to Level 2 | $		$ 0	$ 0	$ 0
Redeemable preferred stocks [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of stocks transferred from Level 2 to Level 1 | stock		0	1	1
Fair value of assets transferred from Level 2 to Level 1 | $		$ 0	$ 5	$ 1
Number of stocks transferred from Level 1 to Level 2 | stock		0	0	0
Fair value of assets transferred from Level 1 to Level 2 | $		$ 0	$ 0	$ 0